NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
SCHEDULE OF DEBT

The following table provides a summary of the Company’s outstanding debt as of September 30, 2022:

	Principal balance	Accrued interest	Fair Value Adjustment	Net debt balance
2021 Notes	$379,695	$11,006	$-	$390,701
2022 Notes	8,126,667	93,559	(24,825)	8,195,401
Financed Insurance	348,780	4,859	-	353,639
Total	$8,855,142	$109,424	$(24,825)	$8,939,741

The following table provides a summary of the Company’s outstanding debt as of December 31, 2021:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2021 Notes	$13,647,341	$159,435	$2,993,061	$16,799,837
Financed Insurance	385,187	4,082	-	389,269
Total	$14,032,528	$163,517	$2,993,061	$17,189,106

The following table provides a summary of the Company’s outstanding debt as of December 31, 2021:

	Principal balance	Accrued interest	Fair value adjustment	Net debt balance
2021 Notes	$13,647,341	$159,435	$2,993,061	$16,799,837
Financed insurance	385,187	4,082	-	389,269
Total	$14,032,528	$163,517	$2,993,061	$17,189,106

The following table provides a summary of the Company’s outstanding debt as of December 31, 2020:

	Principal balance	Accrued interest	Unamortized debt discount	Net debt balance
2015 convertible notes	$100,000	$28,671	$-	$128,671
2018 convertible notes	3,500,000	727,905	(783,124)	3,444,781
2020 promissory notes	100,000	1,694	-	101,694
2020 convertible notes	700,000	29,726	(159,790)	569,936
Total	$4,400,000	$787,996	$(942,914)	$4,245,082

SCHEDULE OF INTEREST EXPENSE DEBT

The interest expense recognized for notes payable (excluding the 2021 Notes) was as follows:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Stated interest accrual	$4,859	$24,660	$6,864	$251,857
Debt discount amortization	-	-	-	945,969
Total	$4,859	$24,660	$6,864	$1,197,826

The interest expense recognized for notes payable (excluding the 2021 Notes) was as follows:

	December 31,
	2021	2020
Stated interest accrual	$251,857	$381,886
Debt discount accretion	945,969	613,610
Total	$1,197,826	$995,496

SCHEDULE OF CONVERSION DEBT

The following table provides a summary of the Company’s 2021 note conversions during the nine-month period ending September 30, 2022:

Three Months Ended	Shares	Weighted Average Conversion Price	Conversion Value
March 31, 2022	235,428	$27.07	$6,372,700
June 30, 2022	274,058	$17.61	4,826,053
September 30, 2022	339,854	$6.84	2,323,081
Total	849,340		$13,521,834

The table below summarizes the conversion of each class of notes payable:

	Immediately prior to merger
Note series	Principal	Interest	Net carrying value of debt converted	Shares of common stock issued	Outstanding debt, June 30, 2021
2015 Convertible Note	$100,000	$31,151	$131,151	756	$-
2018 Convertible Notes	3,500,000	901,466	4,401,466	62,992	-
2020 Convertible Notes	700,000	64,438	764,438	3,850	-
2021 Convertible Note	50,000	2,082	52,082	301	-
Total	$4,350,000	$999,137	$5,349,137	67,899	$-

2022 Notes [Member]
Short-Term Debt [Line Items]
SCHEDULE OF CONVERSION DEBT

The following table provides a summary of the Company’s 2022 Notes conversions during the nine-month period ending September 30, 2022:

Three Months Ended	Shares	Weighted Average Conversion Price	Conversion Value
September 30, 2022	88,584	$4.04	$357,701
Total	88,584		$357,701